Consolidated Statements of Financial Position (Parenthetical)		Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Current ratio		207.00%	82.00%
Percentage of property, plant and equipment accounted for total assets		76.00%	77.00%
Total debt-to-capital ratio	[1]	35.00%	36.00%
Percentage of defined benefit pension plans funded		96.00%	94.00%

[1]	Total debt / (total debt + total shareholders' equity).